The Millicom Group - A.2.2. Material Joint Ventures - Ghana (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Oct. 12, 2017	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
Financial Results Of Joint Venture [Abstract]
Depreciation and amortization				$ (830)	$ (841)		$ (853)
Operating profit (loss)				655	645	[1]	490	[1]
Profit before taxes from continuing operations				129	176	[1],[2]	109	[1],[2]
Charge for taxes, net				(116)	(158)	[1]	(179)	[1]
Net profit (loss) for the year				(26)	69	[1],[3]	(90)	[1],[3]
Share of profit in joint ventures				(68)	(6)		0
Total non-current assets (excluding goodwill)		$ 7,646		8,784	7,646
Total non-current liabilities		4,116	[4]	4,841	4,116	[4]
Cash and cash equivalents		619	[2]	528	619	[2]	646	[2]	$ 769
Debt and financing		3,600	[4]	4,123	3,600	[4]
Debt and financing		185	[4]	458	185	[4]
Net cash from operating activities				792	820	[2]	878	[2]
Net cash from (used in) investing activities				(1,199)	(367)	[2]	(552)	[2]
Net cash from (used in) financing activities				341	(464)	[2]	(441)	[2]
Increase (decrease) in cash and cash equivalents				$ (98)	$ (8)	[2]	$ (123)	[2]
Ghana
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%	50.00%
Government purchase option, percentage				25.00%
Government purchase option, period				2 years
Government purchase option, potential ownership percentage				37.50%
Non-current receivables due from joint ventures	$ 40
Combined commitment in joint venture	50
Commitments in relation to joint ventures	25
Investments in associates	102
Gain (loss) attributable to recycling of foreign currency exchange	(79)
Additional depreciation recognized by joint venture deconsolidated		3
Financial Results Of Joint Venture [Abstract]
Revenue		58		$ 187
Depreciation and amortization		(11)		(110)
Operating profit (loss)		(1)		(100)
Financial income (expenses), net		(10)		(42)
Profit before taxes from continuing operations		(12)		(135)
Charge for taxes, net		0		0
Net profit (loss) for the year		(12)		(135)
Share of profit in joint ventures		(6)		(68)	$ (6)
Dividends and advances paid to Millicom		0		0
Total non-current assets (excluding goodwill)		184		277	184
Total non-current liabilities		214		277	214
Total current assets		60		71	60
Current liabilities		106		134	106
Cash and cash equivalents		15		19	15
Debt and financing		145		276	145
Debt and financing		0		17	$ 0
Net cash from operating activities		13		(19)
Net cash from (used in) investing activities		0		(8)
Net cash from (used in) financing activities		(3)		42
Increase (decrease) in cash and cash equivalents		$ 10		$ 15
At fair value | Ghana
Disclosure of joint ventures [line items]
Gains (losses) recognised when control of subsidiary is lost	$ 36

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4.).
[4]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.